GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

7. GOODWILL

Balance as of December 31, 2021	$-
Addition	13,656,724
Impairment loss	(6,098,435)
Balance as of December 31, 2022	$7,558,289

In April 2022, the Company acquired a 100% equity interest in Yundian BVI with total consideration of US$8.1 million.   The excess of total consideration over net assets and identifiable intangible assets acquired was recorded as goodwill which amounted to US$6.1 million at the acquisition date. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm. Yundian had negative net assets as of December 31, 2022 and the related goodwill was fully impaired.

In June 2022, the Company acquired a 100% equity interest in Mahao BVI with total consideration of US$6 million  . The excess of total consideration over net assets and identifiable intangible assets acquired was recorded as goodwill which amounted to US$5.8 million at the acquisition date. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

In December 2022, the Company acquired a 100% equity interest in Yuanxing BVI with total consideration of US$9.6 million  . The excess of total consideration over net assets and identifiable intangible assets acquired was recorded as goodwill which amounted to US$1.8 million at the acquisition date. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS